Partners' Equity (Tables)	12 Months Ended
Dec. 31, 2022
Partners' Equity
Schedule of preference units repurchased and cancelled as well as the amounts paid including commissions

		Amount paid
		including
Series	Number of units	commissions
Series B Preference Units	464,429	11,580
Series C Preference Units	269,549	6,808
Total for the year ended December 31, 2021	733,978	$18,388
Series A Preference Units	665,016	16,423
Series B Preference Units	639,189	16,080
Series C Preference Units	669,406	16,744
Total for the year ended December 31, 2022	1,973,611	$49,247

Schedule of cash distributions

	Type of	Distribution	Payment	Amount
Declaration date	units	per unit	date	paid
February 5, 2020	Common	$0.561	February 21, 2020	26,754
February 5, 2020	Preference (Series A, B, C)	$0.5390625, $0.5125, $0.53125	March 16, 2020	7,582
May 6, 2020	Common	$0.125	May 21, 2020	5,967
May 14, 2020	Preference (Series A, B, C)	$0.5390625, $0.5125, $0.53125	June 15, 2020	7,582
August 4, 2020	Common	$0.125	August 20, 2020	6,022
August 4, 2020	Preference (Series A, B, C)	$0.5390625, $0.5125, $0.53125	September 15, 2020	7,582
November 9, 2020	Common	$0.01	November 25, 2020	485
November 9, 2020	Preference (Series A, B, C)	$0.5390625, $0.5125, $0.53125	December 15, 2020	7,582
Total				$69,556
January 27, 2021	Common	$0.01	February 11, 2021	485
February 19, 2021	Preference (Series A, B, C)	$0.5390625, $0.5125, $0.53125	March 15, 2021	7,582
April 28, 2021	Common	$0.01	May 13, 2021	485
May 13, 2021	Preference (Series A, B, C)	$0.5390625, $0.5125, $0.53125	June 14, 2021	7,582
July 26, 2021	Common	$0.01	August 12, 2021	522
July 26, 2021	Preference (Series A, B, C)	$0.5390625, $0.5125, $0.53125	September 13, 2021	7,412
October 26, 2021	Common	$0.01	November 12, 2021	522
November 16, 2021	Preference (Series A, B, C)	$0.5390625, $0.5125, $0.53125	December 14, 2021	7,287
Total				$31,877
January 26, 2022	Common	$0.01	February 9, 2022	522
February 25, 2022	Preference (Series A, B, C)	$0.5390625, $0.5125, $0.53125	March 15, 2022	7,112
April 27, 2022	Common	$0.01	May 11, 2022	522
May 12, 2022	Preference (Series A, B, C)	$0.5390625, $0.5125, $0.53125	June 15, 2022	6,898
July 27, 2022	Common	$0.01	August 11, 2022	528
July 27, 2022	Preference (Series A, B, C)	$0.5390625, $0.5125, $0.53125	September 15, 2022	6,777
October 26, 2022	Common	$0.01	November 10, 2022	528
October 26, 2022	Preference (Series A, B, C)	$0.5390625, $0.5125, $0.53125	December 15, 2022	6,214
Total				$29,101